Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property and Equipment, Net
Schedule of property and equipment

	As of December 31,
	2018	2019
	RMB	RMB	US$
At cost:
Office equipment	3,693	4,133	594
Leasehold improvements	2,282	2,695	387
	5,975	6,828	981
Less: accumulated depreciation	(4,213)	(5,722)	(822)
Property and equipment, net	1,762	1,106	159

Schedule of depreciation expenses

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Sales and marketing expenses	935	853	892	128
General and administrative expenses	258	268	290	42
Research and development expenses	268	252	327	47
	1,461	1,373	1,509	217